Goodwill and Intangible Assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 49,686	$ 0	$ 0
Impairment of intangible assets	$ 22,400